Financial risk management (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	R$ 48,518	R$ 37,805
Financial instruments derivatives	12,634	3,978
Loans, financing and debentures	276,020	112,175	R$ 99,845
Payable for purchase of farms		24,646
Transactions with related parties	1,831	4,784
Less Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	48,518	37,805
Financial instruments derivatives	10,489	3,978
Loans, financing and debentures	70,088	56,620
Payable for purchase of farms		24,646
Transactions with related parties	1,831	4,784
Later Than One Year And Not Later Than Two Years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives	2,145
Loans, financing and debentures	21,298	16,428
Payable for purchase of farms
Transactions with related parties
From Three To Five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives
Loans, financing and debentures	143,793	15,129
Payable for purchase of farms
Transactions with related parties
Above Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives
Loans, financing and debentures	40,841	23,998
Payable for purchase of farms
Transactions with related parties